Trade and other payables	6 Months Ended
Jun. 30, 2024
Trade and other payables
Trade and other payables
20.	Trade and other payables

	June 30,	December 31,
	2024	2023
	(Unaudited)
Current
Suppliers	11,738,227	13,704,819
Dividends payable (1)	2,846,429	668,383
Withholding tax	1,977,798	2,099,847
Partner’s advances	1,048,531	1,270,721
Insurance and reinsurance	230,532	274,739
Deposits received from third parties	170,777	180,065
Related parties (Note 30)	59,020	64,766
Agreements in transport contracts	57,940	38,920
Hedging operations	556	—
Various creditors	596,203	589,174
	18,726,013	18,891,434

Non-current
Suppliers	1,438	8
Deposits received from third parties	—	3,673
Various creditors	13,216	23,599
	14,654	27,280
(1)	Corresponds mainly to dividends payable by Ecopetrol S.A. for $2,237,720 (2023: $3,947), Interconexión Eléctrica S.A. $460,964 (2023: $636,081), Oleoducto de los Llanos Orientales S.A. $106,729, Oleoducto de Colombia S.A. $39,080 (2023: $26,608) and Inversiones de Gases de Colombia S.A. $1,936 (2023: $1,747).

The book values of trade accounts and other accounts payable approximate their fair values due to the short-term nature of these accounts.